UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Diversified Dividend and Income Fund (JDD)

March 31, 2014

Shares		Description (1)				Value
		LONG-TERM INVESTMENTS – 138.2% (95.0% of Total Investments)
		COMMON STOCKS – 36.5% (25.1% of Total Investments)
		Automobiles – 1.4%
81,000		Ford Motor Company				$ 1,263,600
70,200		General Motors Company				2,416,284
		Total Automobiles				3,679,884
		Banks – 3.8%
57,500		Citigroup Inc.				2,737,000
60,000		JPMorgan Chase & Co.				3,642,600
76,000		Wells Fargo & Company				3,780,240
		Total Banks				10,159,840
		Capital Markets – 1.4%
60,000		Ares Capital Corporation				1,057,200
50,200		Bank of New York Company, Inc.				1,771,558
73,100		Medley Capital Corporation				994,891
		Total Capital Markets				3,823,649
		Chemicals – 0.2%
5,000		Agrium Inc.				487,600
		Communications Equipment – 1.6%
93,000		Cisco Systems, Inc.				2,084,130
167,200		Ericsson LM Telefonaktiebolaget				2,228,776
		Total Communications Equipment				4,312,906
		Consumer Finance – 0.8%
26,500		Capital One Financial Corporation				2,044,740
		Containers & Packaging – 0.4%
21,000		Avery Dennison Corporation				1,064,070
		Diversified Financial Services – 0.8%
64,000		Deutsche Boerse AG, (3)				508,160
110,400		ING Groep N.V., (2)				1,573,200
		Total Diversified Financial Services				2,081,360
		Diversified Telecommunication Services – 0.7%
14,600		CenturyLink Inc.				479,464
48,500		Nippon Telegraph and Telephone Corporation, ADR				1,321,140
		Total Diversified Telecommunication Services				1,800,604
		Food & Staples Retailing – 1.6%
81,000		Carrefour SA, (3)				623,700
41,200		CVS Caremark Corporation				3,084,232
57,600		Metro AG, ADR, (3)				470,367
		Total Food & Staples Retailing				4,178,299
		Hotels, Restaurants & Leisure – 0.5%
40,100		Norwegian Cruise Line Holdings Limited, (2)				1,294,027
		Household Products – 0.4%
13,000		Procter & Gamble Company				1,047,800
		Industrial Conglomerates – 0.7%
45,500		General Electric Company				1,177,995
21,500		Koninklijke Philips Electronics NV				755,940
		Total Industrial Conglomerates				1,933,935
		Insurance – 3.4%
75,500		American International Group				3,775,755
78,000		Hartford Financial Services Group, Inc.				2,751,060
9,500		Swiss Re AG, (3)				881,332
45,000		Unum Group				1,588,950
		Total Insurance				8,997,097
		Machinery – 0.7%
15,000		Ingersoll Rand Company Limited, Class A				858,600
15,000		PACCAR Inc.				1,011,600
		Total Machinery				1,870,200
		Media – 4.7%
155,000		Interpublic Group Companies, Inc.				2,656,700
12,436		Metro-Goldwyn-Mayer, (2)				938,918
57,875		National CineMedia, Inc.				868,125
10,800		ProSiebenSat.1 Media AG, ADR, (3)				988,963
46,000		Time Warner Inc.				3,005,180
3,958		Tribune Company, (2)				315,255
3,184		Tribune Company, (4)				–
29,000		Twenty First Century Fox Inc., Class A Shares				927,130
30,400		Viacom Inc., Class B				2,583,696
		Total Media				12,283,967
		Metals & Mining – 0.6%
28,000		AngloGold Ashanti Limited, Sponsored ADR, (2)				478,240
150,500		AuRico Gold Inc.				654,675
28,100		Barrick Gold Corporation				501,023
		Total Metals & Mining				1,633,938
		Oil, Gas & Consumable Fuels – 2.4%
15,700		Phillips 66				1,209,842
28,100		Royal Dutch Shell PLC, Class A				2,052,986
32,000		Suncor Energy, Inc.				1,118,720
30,000		Total SA, Sponsored ADR				1,968,000
		Total Oil, Gas & Consumable Fuels				6,349,548
		Pharmaceuticals – 6.3%
27,700		AstraZeneca PLC, Sponsored ADR				1,797,176
48,300		GlaxoSmithKline PLC				2,580,669
27,000		Merck & Company Inc.				1,532,790
141,500		Pfizer Inc., (5)				4,544,980
31,600		Roche Holdings AG, Sponsored ADR, (3)				1,191,952
49,200		Sanofi-Aventis, ADR				2,572,176
45,700		Teva Pharmaceutical Industries Limited, Sponsored ADR				2,414,788
		Total Pharmaceuticals				16,634,531
		Semiconductors & Equipment – 1.2%
27,300		Analog Devices, Inc.				1,450,722
33,700		Microchip Technology Incorporated				1,609,512
		Total Semiconductors & Equipment				3,060,234
		Software – 2.2%
60,000		CA Inc.				1,858,200
246,734		Eagle Topco LP, (2), (3)				–
68,000		Microsoft Corporation				2,787,320
31,000		Oracle Corporation				1,268,210
		Total Software				5,913,730
		Tobacco – 0.5%
15,000		Philip Morris International				1,228,050
		Wireless Telecommunication Services – 0.2%
16,363		Vodafone Group PLC, Sponsored ADR				602,322
		Total Common Stocks (cost $71,091,039)				96,482,331

Shares		Description (1)				Value
		REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 37.9% (26.0% of Total Investments)
		Diversified – 3.0%
135,000		Duke Realty Corporation				$ 2,278,800
39,000		Liberty Property Trust				1,441,440
42,000		Vornado Realty Trust				4,139,520
		Total Diversified				7,859,760
		Hotels, Restaurants & Leisure – 3.0%
197,192		Host Hotels & Resorts Inc.				3,991,166
20,400		LaSalle Hotel Properties				638,724
65,050		RLJ Lodging Trust				1,739,437
113,550		Sunstone Hotel Investors Inc.				1,559,041
		Total Hotels, Restaurants & Leisure				7,928,368
		Industrial – 2.4%
15,350		EastGroup Properties Inc.				965,669
127,648		Prologis Inc.				5,211,868
		Total Industrial				6,177,537
		Mortgage – 0.9%
57,300		PennyMac Mortgage Investment Trust				1,369,470
50,000		Redwood Trust Inc.				1,014,000
		Total Mortgage				2,383,470
		Office – 4.5%
21,200		Alexandria Real Estate Equities Inc.				1,538,272
93,100		BioMed Realty Trust Inc.				1,907,619
31,350		Boston Properties, Inc.				3,590,515
54,500		Douglas Emmett Inc.				1,479,130
14,300		Kilroy Realty Corporation				837,694
32,000		Mack-Cali Realty Corporation				665,280
19,500		SL Green Realty Corporation				1,962,090
		Total Office				11,980,600
		Residential – 6.2%
109,426		Apartment Investment & Management Company, Class A				3,306,854
29,925		AvalonBay Communities, Inc.				3,929,751
68,850		Equity Residential				3,992,612
16,950		Essex Property Trust Inc.				2,882,348
89,600		UDR Inc.				2,314,368
		Total Residential				16,425,933
		Retail – 10.7%
40,000		Brixmor Property Group Inc.				853,200
125,400		Developers Diversified Realty Corporation				2,066,592
189,160		General Growth Properties Inc.				4,161,520
116,100		Kimco Realty Corporation				2,540,268
71,391		Macerich Company				4,449,801
41,250		Regency Centers Corporation				2,106,225
43,935		Simon Property Group, Inc.				7,205,340
51,050		Taubman Centers Inc.				3,613,829
41,300		Weingarten Realty Trust				1,239,000
		Total Retail				28,235,775
		Specialized – 7.2%
85,000		CubeSmart				1,458,600
23,650		Extra Space Storage Inc.				1,147,262
124,700		Health Care Property Investors Inc.				4,837,113
63,250		Health Care REIT, Inc.				3,769,700
27,574		Public Storage, Inc.				4,645,943
52,650		Ventas Inc.				3,189,010
		Total Specialized				19,047,628
		Total Real Estate Investment Trust (REIT) Common Stocks (cost $73,612,580)				100,039,071

Shares		Description (1)	Coupon		Ratings (6)	Value
		CONVERTIBLE PREFERRED SECURITIES – 0.4% (0.3% of Total Investments)
		Diversified Telecommunication Services – 0.4%
19,000		IntelSat SA	5.750%		N/R	$ 1,019,350
		Total Convertible Preferred Securities (cost $1,024,405)				1,019,350

Shares		Description (1)	Coupon		Ratings (6)	Value
		$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 0.4% (0.2% of Total Investments)
		Banks – 0.4%
40,283		Texas Capital Bancshares Inc.	6.500%		BB+	$ 950,679
		Total $25 Par (or similar) Retail Structures (cost $921,612)				950,679

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value
		$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 0.4% (0.3% of Total Investments)
		Diversified Financial Services – 0.4%
$ 978,000		JPMorgan Chase & Company	6.000%	N/A (7)	BBB	$ 963,330
$ 978,000		Total $1,000 Par (or similar) Institutional Structures (cost $978,000)				963,330

Principal
Amount (000)		Description (1)	Coupon	Maturity (8)	Ratings (6)	Value
		VARIABLE RATE SENIOR LOAN INTERESTS – 30.4% (21.0% of Total Investments) (9)
		Aerospace & Defense – 0.2%
$ 425		Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	$ 425,785
		Airlines – 0.4%
496		American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	498,524
494		Delta Air Lines, Inc., Term Loan B1	3.500%	10/18/18	Ba1	494,676
990		Total Airlines				993,200
		Auto Components – 1.2%
1,116		Federal-Mogul Corporation, Tranche B, Term Loan	2.098%	12/29/14	B1	1,112,374
655		Federal-Mogul Corporation, Tranche C, Term Loan	2.098%	12/28/15	B1	652,883
1,000		Goodyear Tire & Rubber Company, Term Loan, Second Lien	4.750%	4/30/19	Ba1	1,005,613
438		Tomkins, LLC / Tomkins, Inc., Term Loan B2	3.750%	9/29/16	BB	439,750
3,209		Total Auto Components				3,210,620
		Automobiles – 0.7%
997		Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	999,306
1,000		Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	997,054
1,997		Total Automobiles				1,996,360
		Capital Markets – 0.5%
497		Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	501,076
875		Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	870,811
1,372		Total Capital Markets				1,371,887
		Chemicals – 0.7%
968		Univar, Inc., Term Loan	5.000%	6/30/17	B+	966,139
993		US Coatings Acquisition, Term Loan B	4.000%	2/01/20	B+	995,159
1,961		Total Chemicals				1,961,298
		Communications Equipment – 0.4%
1,000		SBA Senior Finance II LLC, Term Loan B	3.250%	3/24/21	BB	998,125
		Computers & Peripherals – 0.3%
997		Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	992,014
		Containers & Packaging – 0.1%
367		Berry Plastics Holding Corporation, Term Loan E	3.750%	1/06/21	B+	366,237
		Diversified Consumer Services – 0.6%
1,526		Hilton Hotels Corporation, Term Loan B2	3.750%	10/26/20	BB	1,530,895
		Diversified Financial Services – 0.2%
433		WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	435,125
		Diversified Other – 0.2%
498		Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	498,976
		Diversified Telecommunication Services – 0.6%
821		Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	823,754
741		Windstream Corporation, Term Loan B4	3.500%	1/23/20	BB+	740,779
1,562		Total Diversified Telecommunication Services				1,564,533
		Food & Staples Retailing – 0.2%
500		BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	513,229
		Food Products – 3.4%
2,779		H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	2,797,933
1,204		Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	1,208,887
4,850		US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	4,882,878
8,833		Total Food Products				8,889,698
		Health Care Equipment & Supplies – 0.6%
1,466		Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB-	1,472,645
		Health Care Providers & Services – 3.4%
751		Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	758,477
1		Community Health Systems, Inc., Term Loan E	3.469%	1/25/17	BB	1,164
987		DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	994,729
1,935		DaVita, Inc., Tranche B, Term Loan	4.500%	10/20/16	Ba2	1,948,535
1,915		Golden Living, Term Loan	5.000%	5/04/18	B	1,897,885
995		HCA, Inc., Tranche B4, Term Loan	2.984%	5/01/18	BB	996,244
76		HCA, Inc., Tranche B5, Term Loan	2.903%	3/31/17	BB	75,610
896		Kindred Healthcare, Inc., Term Loan B1	4.250%	6/01/18	Ba3	898,363
1,393		United Surgical Partners International, Inc., Term Loan, First Lien	4.250%	4/19/17	B1	1,402,195
8,949		Total Health Care Providers & Services				8,973,202
		Hotels, Restaurants & Leisure – 1.8%
1,925		24 Hour Fitness Worldwide, Inc., Term Loan B	5.248%	4/22/16	Ba3	1,946,107
989		MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	988,532
1,894		Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB+	1,869,140
4,808		Total Hotels, Restaurants & Leisure				4,803,779
		Household Durables – 1.6%
995		Jarden Corporation, Term Loan B1	2.903%	9/30/20	BBB-	996,758
1,581		Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.000%	12/01/18	B+	1,588,649
970		Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	974,357
791		Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	791,108
4,337		Total Household Durables				4,350,872
		Household Products – 0.1%
385		Spectrum Brands, Inc., Term Loan A	3.000%	9/04/17	BB	385,961
		Independent Power Producers & Energy Traders – 0.4%
997		Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB-	1,001,864
		Industrial Conglomerates – 0.4%
987		ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	987,423
		Internet & Catalog Retail – 0.2%
626		Burlington Coat Factory Warehouse Corporation, Term Loan B2	4.250%	2/23/17	BB-	629,695
		Machinery – 0.1%
269		Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	268,868
		Media – 3.7%
248		Clear Channel Communications, Inc., Tranche D, Term Loan	6.903%	1/30/19	CCC+	243,070
92		Clear Channel Communications, Inc., Term Loan E	7.653%	7/30/19	CCC+	92,377
1,994		Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	2,012,409
1,216		Interactive Data Corporation, Term Loan	3.750%	1/31/18	Ba3	1,218,252
480		Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB-	485,025
531		Nielsen Finance LLC, Term Loan E	2.904%	5/01/16	BBB-	532,817
498		Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	498,744
994		Tribune Company, Term Loan B	4.000%	12/27/20	BB-	995,250
1,548		Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	1,549,545
1,000		UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB-	999,375
347		Yell Group PLC, Term Loan A2	5.254%	3/01/19	CCC+	269,456
41		Yell Group PLC, Term Loan A2	1.500%	3/03/19	CCC+	–
639		Yell Group PLC, Term Loan B2, PIK	0.000%	3/03/24	CCC-	–
370		Ziggo N.V., Term Loan B1, WI/DD	TBD	TBD	BB-	366,812
238		Ziggo N.V., Term Loan B2, WI/DD	TBD	TBD	BB-	236,380
392		Ziggo N.V., Term Loan B3, Delayed Draw, WI/DD	TBD	TBD	BB-	388,761
10,628		Total Media				9,888,273
		Multiline Retail – 0.2%
462		Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	469,640
		Oil, Gas & Consumable Fuels – 1.7%
249		Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	254,399
1,500		Energy Transfer Equity L.P., Term Loan, First Lien	3.250%	12/02/19	BB	1,498,636
645		Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	646,612
127		Frac Tech International LLC, Term Loan	8.500%	5/06/16	B2	129,246
833		Samson Investment Company, Tranche 1, Term Loan, Second Lien	5.000%	9/25/18	B1	841,979
998		Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	996,342
4,352		Total Oil, Gas & Consumable Fuels				4,367,214
		Pharmaceuticals – 2.6%
970		ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	972,627
1,000		Grifols, Inc., Term Loan, WI/DD	TBD	TBD	Ba1	1,000,625
903		Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	905,546
736		Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	737,689
1,379		Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	Ba1	1,387,615
1,960		Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	BBB-	1,969,951
6,948		Total Pharmaceuticals				6,974,053
		Real Estate Investment Trust – 0.3%
733		iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB-	736,629
		Real Estate Management & Development – 0.2%
658		Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	661,622
		Road & Rail – 0.2%
394		Swift Transportation Company, Inc., Term Loan B2	4.000%	12/21/17	Ba1	398,203
		Semiconductors & Equipment – 0.3%
736		NXP Semiconductor LLC, Term Loan D	3.750%	1/11/20	BB+	734,360
		Software – 1.5%
424		Activision Blizzard, Inc., Term Loan B	3.250%	10/12/20	BBB	424,345
967		Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	969,088
784		Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	782,813
836		Sophia LP Term Loan B	4.000%	7/19/18	B+	837,456
909		SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B1	3.250%	6/07/19	BBB-	910,866
94		SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B2	3.250%	6/07/19	BBB-	94,193
4,014		Total Software				4,018,761
		Specialty Retail – 1.0%
1,746		Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,746,921
985		Pilot Travel Centers LLC, First Amendment, Tranche B, Term Loan	4.250%	8/07/19	BB	991,465
2,731		Total Specialty Retail				2,738,386
		Wireless Telecommunication Services – 0.4%
992		Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	Baa3	985,552
102		Clear Channel Communications, Inc., Tranche B, Term Loan	3.803%	1/29/16	CCC+	101,207
1,094		Total Wireless Telecommunication Services				1,086,759
$ 81,244		Total Variable Rate Senior Loan Interests (cost $80,778,078)				80,696,191

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value
		CORPORATE BONDS – 0.1% (0.0% of Total Investments)
		Media – 0.1%
$ 132		Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	$ 138,600
$ 132		Total Corporate Bonds (cost $110,068)				138,600

Principal
Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value
		EMERGING MARKETS DEBT AND FOREIGN CORPORATE BONDS – 32.1% (22.1% of Total Investments)
		Argentina – 0.6%
130		City of Buenos Aires, Argentina, 144A	12.500%	4/06/15	B-	$ 135,200
145		Republic of Argentina	7.000%	10/03/15	B-	141,230
560		Republic of Argentina	7.000%	4/17/17	B-	518,000
405		Republic of Argentina	8.280%	12/31/33	B-	313,374
234	EUR	Republic of Argentina	7.820%	12/31/33	CC	239,296
833		Republic of Argentina	2.500%	12/31/38	CC	349,860
		Total Argentina				1,696,960
		Azerbaijan – 0.3%
335		Azerbaijan Government International Bond, 144A	4.750%	3/18/24	Baa3	336,340
465		Azerbaijan State Oil Company, Reg S	5.450%	2/09/17	BBB-	489,413
		Total Azerbaijan				825,753
		Bolivia – 0.1%
220		Bolivia Government, 144A	5.950%	8/22/23	BB-	229,900
		Brazil – 2.4%
255		Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB-	258,506
875		Brazil Minas SPE via State of Minas Gerais, Pass Through Notes, 144A	5.333%	2/15/28	BBB-	846,563
1,878	BRL	Brazil Nota do Tesouro Nacional	10.000%	1/01/21	BBB+	752,693
3,476	BRL	Brazil Nota do Tesouro Nacional	10.000%	1/01/23	BBB+	1,362,787
1,147	BRL	Brazil Nota do Tesouro Nacional	10.000%	1/01/25	BBB+	438,807
300		Centrais Eletricas Brasileiras S.A, 144A	5.750%	10/27/21	BBB-	295,500
315		Centrais Eletricas Brasileiras S.A, Reg S	5.750%	10/27/21	BBB-	310,275
695	BRL	Companhia Energetica de Sao Paulo, 144A	9.750%	1/15/15	Baa3	444,800
600		Federative Republic of Brazil	6.000%	1/17/17	Baa2	666,600
409		Federative Republic of Brazil	8.000%	1/15/18	Baa2	456,422
296		Federative Republic of Brazil	8.250%	1/20/34	Baa2	392,200
68		Federative Republic of Brazil	7.125%	1/20/37	Baa2	81,515
		Total Brazil				6,306,668
		Canada – 0.1%
206		Pacific Rubiales Energy Corporation, 144A	7.250%	12/12/21	BB+	226,085
		Chile – 0.6%
655		Coporacion Nacional del Cobre de Chile, Reg S	3.875%	11/03/21	AA-	658,865
195		E-CL S.A, 144A	5.625%	1/15/21	BBB	208,341
225		Empresa Nacional del Petroleo, Reg S	6.250%	7/08/19	A	252,983
395		Empresa Nacional del Petroleo, Reg S	4.750%	12/06/21	A	406,639
		Total Chile				1,526,828
		China – 0.6%
430		CNOOC Curtis Funding 1, Reg S	4.500%	10/03/23	AA-	437,510
255		Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	Aa3	251,248
920		Sinopec Group Overseas Development 2013 Limited, 144A	4.375%	10/17/23	Aa3	925,739
		Total China				1,614,497
		Colombia – 2.4%
235		EcoPetrol SA	5.875%	9/18/23	BBB	256,738
708,000	COP	Republic of Colombia	12.000%	10/22/15	BBB	399,249
320		Republic of Colombia	7.375%	3/18/19	BBB	384,800
605		Republic of Colombia	11.750%	2/25/20	BBB	874,225
420,000	COP	Republic of Colombia	7.750%	4/14/21	BBB	238,526
200		Republic of Colombia	4.375%	7/12/21	BBB	208,000
680		Republic of Colombia	4.000%	2/26/24	BBB	673,200
175,000	COP	Republic of Colombia	9.850%	6/28/27	BBB	115,457
535		Republic of Colombia	10.375%	1/28/33	BBB	809,188
1,420		Republic of Colombia	7.375%	9/18/37	BBB	1,817,600
575		Republic of Colombia	6.125%	1/18/41	BBB	644,000
200		Republic of Colombia	5.625%	2/26/44	BBB	208,800
		Total Colombia				6,629,783
		Costa Rica – 0.1%
390		Republic of Costa Rica, 144A	4.250%	1/26/23	Baa3	360,750
		Cote d’Ivoire (Ivory Coast) – 0.4%
1,075		Ivory Coast Republic, Reg S	5.750%	12/31/32	D	1,007,813
		Croatia – 0.8%
280		Republic of Croatia, 144A	6.250%	4/27/17	Ba1	300,650
130		Republic of Croatia, 144A	6.625%	7/14/20	Ba1	142,220
200		Republic of Croatia, Reg S	6.250%	4/27/17	Ba1	214,750
400		Republic of Croatia, Reg S	5.375%	11/29/19	Ba1	440,500
880		Republic of Croatia, Reg S	6.625%	7/14/20	Ba1	962,720
		Total Croatia				2,060,840
		Dominican Republic – 0.4%
335		Dominican Republic, 144A	6.600%	1/28/24	B+	343,375
405		Dominican Republic, 144A	5.875%	4/18/24	B+	401,963
162		Dominican Republic, Reg S	9.040%	1/23/18	B+	177,937
165		Dominican Republic, Reg S	5.875%	4/18/24	B+	163,763
		Total Dominican Republic				1,087,038
		El Salvador – 0.3%
30		Republic of El Salvador, Reg S	8.250%	4/10/32	BB-	31,800
616		Republic of El Salvador, Reg S	7.750%	1/24/23	BB-	660,660
75		Republic of El Salvador, Reg S	7.625%	9/21/34	BB-	79,125
120		Republic of El Salvador, Reg S	7.650%	6/15/35	BB-	119,400
		Total El Salvador				890,985
		Hungary – 1.2%
276		Republic of Hungary, Government Bond	4.125%	2/19/18	Ba1	280,140
360		Republic of Hungary, Government Bond	4.000%	3/25/19	Ba1	357,480
422		Republic of Hungary, Government Bond	5.750%	11/22/23	Ba1	435,715
432		Republic of Hungary, Government Bond	5.375%	3/25/24	Ba1	432,864
834		Republic of Hungary, Government Bond	7.625%	3/29/41	Ba1	961,185
395	EUR	Republic of Hungary, Government Bond, Reg S	4.375%	7/04/17	Ba1	569,459
90	EUR	Republic of Hungary, Government Bond, Reg S	5.750%	6/11/18	Ba1	136,442
		Total Hungary				3,173,285
		Iceland – 0.3%
231		Republic of Iceland, 144A	5.875%	5/11/22	BBB	250,346
485		Republic of Iceland, Reg S	4.875%	6/16/16	BBB	511,069
		Total Iceland				761,415
		India – 0.1%
285		Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	298,461
		Indonesia – 2.0%
760		Majapahit Holdings BV, Reg S	8.000%	8/07/19	Baa3	884,450
215		Pertamina PT, Reg S	6.000%	5/03/42	Baa3	190,275
200		Perusahaan Listrik Negaraa PT, Reg S	5.500%	11/22/21	Baa3	202,000
980		Republic of Indonesia, 144A	6.750%	1/15/44	Baa3	1,071,875
540		Republic of Indonesia, Reg S	11.625%	3/04/19	Baa3	731,025
235		Republic of Indonesia, Reg S	4.875%	5/05/21	Baa3	240,875
295		Republic of Indonesia, Reg S	8.500%	10/12/35	Baa3	376,125
880		Republic of Indonesia, Reg S	6.625%	2/17/37	Baa3	932,800
595		Republic of Indonesia, Reg S	7.750%	1/17/38	Baa3	709,538
		Total Indonesia				5,338,963
		Ireland – 0.1%
400		RZD Capital Limited, Russian Railways, Reg S	5.700%	4/05/22	Baa1	391,000
		Kazakhstan – 1.6%
220		KazAgro National Management Holding JSC, 144A	4.625%	5/24/23	BBB+	203,500
330		Kazakhstan Development Bank	6.500%	6/03/20	BBB+	346,500
200		Kazakhstan Development Bank, Reg S	5.500%	12/20/15	BBB+	208,740
375		Kazakhstan Temir Zholy JSC, Reg S	7.000%	5/13/16	BBB	406,388
225		Kazakhstan Temir Zholy JSC, Reg S	6.375%	10/06/20	BBB	245,250
225		Kazatomprom, Reg S	6.250%	5/20/15	Baa3	232,988
435		Kazmunaygas National, Reg S	11.750%	1/23/15	BBB	466,538
1,705		Kazmunaygas National, Reg S	5.750%	4/30/43	BBB	1,534,500
430		KazMuniaGaz Finance Subsidiary, 144A	11.750%	1/23/15	BBB	461,175
		Total Kazakhstan				4,105,579
		Latvia – 1.0%
520		Latvia Republic, 144A	5.250%	2/22/17	BBB+	565,604
715		Latvia Republic, 144A	3.625%	1/12/20	BBB+	686,579
315	EUR	Latvia Republic, 144A	2.625%	1/21/21	BBB+	441,836
295		Latvia Republic, Reg S	5.250%	2/22/17	BBB+	320,872
440		Latvia Republic, Reg S	2.750%	1/12/20	BBB+	422,510
200		Latvia Republic, Reg S	5.250%	6/16/21	BBB+	218,040
		Total Latvia				2,655,441
		Lithuania – 1.3%
175		Republic of Lithuania, 144A	7.375%	2/11/20	Baa1	210,875
145		Republic of Lithuania, 144A	6.125%	3/09/21	Baa1	165,692
670		Republic of Lithuania, 144A	6.625%	2/01/22	Baa1	791,103
120		Republic of Lithuania, Reg S	5.125%	9/14/17	Baa1	131,092
460		Republic of Lithuania, Reg S	7.375%	2/11/20	Baa1	554,300
1,345		Republic of Lithuania, Reg S	6.125%	3/09/21	Baa1	1,536,932
		Total Lithuania				3,389,994
		Malaysia – 0.5%
765		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A-	829,734
360		Petronas Capital Limited, Reg S	5.250%	8/12/19	A1	404,897
		Total Malaysia				1,234,631
		Mexico – 2.0%
200		Alpek SA DE CV, Reg S	4.500%	11/20/22	BBB-	197,000
205		Comision Federal de Electricidad, Reg S	5.750%	2/14/42	BBB+	199,875
9,111	MXN	Mexico Bonos de DeSarrollo	10.000%	12/05/24	A	903,095
255		Pemex Project Funding Master Trust	6.625%	6/15/35	BBB+	283,050
210		Pemex Project Funding Master Trust	6.625%	6/15/38	BBB+	228,900
425		Petroleos Mexicanos	5.500%	1/21/21	BBB+	464,313
210		United Mexican States	6.625%	3/03/15	A3	221,288
96		United Mexican States	3.500%	1/21/21	A3	97,200
176		United Mexican States	4.000%	10/02/23	A3	177,760
61		United Mexican States	6.750%	9/27/34	A3	74,420
540		United Mexican States	6.050%	1/11/40	A3	614,250
557		United Mexican States	5.550%	1/21/45	A3	591,813
1,280		United Mexican States	5.750%	10/12/10	A3	1,257,600
		Total Mexico				5,310,564
		Morocco – 0.2%
215		Kingdom of Morocco, 144A	4.250%	12/11/22	BBB-	208,550
235		Kingdom of Morocco, 144A	5.500%	12/11/42	BBB-	217,963
		Total Morocco				426,513
		Nigeria – 0.1%
240		Nigerian Government International Bond, 144A	5.125%	7/12/18	BB-	245,160
		Panama – 0.4%
180		AES Panama, Reg S	6.350%	12/21/16	BBB-	189,900
5		Republic of Panama	7.250%	3/15/15	BBB	5,294
645		Republic of Panama	9.375%	4/01/29	BBB	914,610
		Total Panama				1,109,804
		Peru – 0.7%
215		BBVA Banco Continental SA, 144A	3.250%	4/08/18	BBB+	216,075
165		El Fondo Mivivienda SA, 144A	3.500%	1/31/23	BBB+	151,800
745		Republic of Peru	8.375%	5/03/16	BBB+	851,163
335		Republic of Peru	6.550%	3/14/37	BBB+	402,838
249	PEN	Republic of Peru Treasury Bond	7.840%	8/12/20	A-	98,311
		Total Peru				1,720,187
		Philippines – 0.9%
185		National Power Corporation	9.625%	5/15/28	BBB-	262,931
230		Republic of the Philippines	9.875%	1/15/19	BBB-	304,175
1,015		Republic of the Philippines	4.200%	1/21/24	BBB-	1,047,988
420		Republic of the Philippines	10.625%	3/16/25	BBB-	653,625
200		Republic of the Philippines	5.500%	3/30/26	BBB-	225,500
		Total Philippines				2,494,219
		Poland – 0.5%
95		Republic of Poland	3.875%	7/16/15	A2	98,800
91		Republic of Poland	6.375%	7/15/19	A2	106,766
1,065		Republic of Poland	5.000%	3/23/22	A2	1,162,181
		Total Poland				1,367,747
		Romania – 1.4%
390		Republic of Romania, 144A	6.750%	2/07/22	Baa3	454,350
150		Republic of Romania, 144A	4.875%	1/22/24	Baa3	151,500
736		Republic of Romania, 144A	6.125%	1/22/44	Baa3	776,848
315	EUR	Republic of Romania, Reg S	4.875%	11/07/19	Baa3	470,586
405	EUR	Republic of Romania, Reg S	4.625%	9/18/20	Baa3	593,657
536		Republic of Romania, Reg S	6.750%	2/07/22	Baa3	624,440
266		Republic of Romania, Reg S	4.375%	8/22/23	Baa3	261,013
296		Republic of Romania, Reg S	6.125%	1/22/44	Baa3	312,428
		Total Romania				3,644,822
		Russia – 1.9%
235		Gazprom International SA, Reg S	4.375%	9/19/22	Baa2	208,563
230		Gazprom OAO Via Gaz Capital SA, Reg S	5.999%	1/23/21	Baa1	234,313
400		Russian Federation, Reg S	4.500%	4/04/22	Baa1	398,500
200		Russian Federation, 144A	4.875%	9/16/23	Baa1	197,750
700		Russian Federation, Reg S	3.625%	4/29/15	Baa1	713,125
200		Russian Federation, Reg S	4.875%	9/16/23	Baa1	197,750
1,673		Russian Federation, Reg S	7.500%	3/31/30	Baa1	1,902,615
205		Russian Ministry of Finance, Reg S	12.750%	6/24/28	Baa1	334,150
235		Vnesheconombank via VEB Finance PLC, 144A	5.942%	11/21/23	BBB	222,075
225		Vnesheconombank via VEB Finance PLC, Reg S	5.942%	11/21/23	BBB	212,625
300		VTB Bank OJSC via VTB Capital SA, Loan Participiation, Reg S	6.875%	5/29/18	BBB	318,750
		Total Russia				4,940,216
		Senegal – 0.2%
400		Republic of Senegal, Reg S	8.750%	5/13/21	B+	454,500
		Serbia – 0.6%
480		Republic of Serbia, 144A	5.875%	12/03/18	BB-	507,600
990		Republic of Serbia, Reg S	7.250%	9/28/21	BB-	1,108,899
		Total Serbia				1,616,499
		Slovakia – 0.1%
210		Slovakia Government, Reg S	4.675%	5/21/22	A+	222,520
		Slovenia – 0.6%
215		Republic of Slovenia, 144A	4.125%	2/18/19	A-	222,310
475		Republic of Slovenia, 144A	5.850%	5/10/23	A-	517,750
385		Republic of Slovenia, 144A	5.250%	2/18/24	A-	399,561
220		Republic of Slovenia, Reg S	4.750%	5/10/18	A-	235,129
200		Republic of Slovenia, Reg S	5.500%	10/26/22	A-	213,250
		Total Slovenia				1,588,000
		South Africa – 0.3%
200		Eskom Holdings Limited, 144A	6.750%	8/06/23	BBB	209,082
295		Republic of South Africa	5.875%	9/16/25	Baa1	317,125
2,590	ZAR	Republic of South Africa	8.750%	2/28/48	BBB+	237,853
		Total South Africa				764,060
		Sri Lanka – 0.8%
720		Republic of Sri Lanka, 144A	6.000%	1/14/19	BB-	753,300
170		Republic of Sri Lanka, 144A	6.250%	10/04/20	BB-	178,075
200		Republic of Sri Lanka, 144A	6.250%	7/27/21	BB-	208,250
290		Republic of Sri Lanka, 144A	5.875%	7/25/22	BB-	291,450
175		Republic of Sri Lanka, Reg S	6.250%	10/04/20	BB-	183,313
510		Republic of Sri Lanka, Reg S	6.250%	7/27/21	BB-	531,038
		Total Sri Lanka				2,145,426
		Turkey – 1.4%
775		Republic of Turkey, Government Bond	7.000%	9/26/16	Baa3	850,408
321		Republic of Turkey, Government Bond	7.500%	7/14/17	Baa3	360,843
185		Republic of Turkey, Government Bond	6.750%	4/03/18	BBB-	203,870
370		Republic of Turkey, Government Bond	5.625%	3/30/21	Baa3	385,910
310		Republic of Turkey, Government Bond	5.750%	3/22/24	Baa3	320,695
1,315		Republic of Turkey, Government Bond	7.375%	2/05/25	Baa3	1,508,305
		Total Turkey				3,630,031
		Ukraine – 0.9%
355		Republic of Ukraine, 144A	6.250%	6/17/16	CCC	335,475
445		Republic of Ukraine, 144A	9.250%	7/24/17	CCC	436,100
175		Republic of Ukraine, Reg S	6.875%	9/23/15	CCC	166,250
885		Republic of Ukraine, Reg S	6.580%	11/21/16	CCC	831,900
515		Republic of Ukraine, Reg S	9.250%	7/24/17	CCC	504,700
		Total Ukraine				2,274,425
		United Arab Emirates – 0.2%
242		Dubai Electricity and Water Authority, 144A	7.375%	10/21/20	Baa3	291,913
202		Waha Aerospace BV, 144A	3.925%	7/28/20	AA	213,100
		Total United Arab Emirates				505,013
		Uruguay – 0.7%
1,039		Republic of Uruguay	4.500%	8/14/24	BBB-	1,064,975
11		Republic of Uruguay	6.875%	9/28/25	BBB-	12,536
548		Republic of Uruguay	7.875%	1/15/33	BBB-	718,206
32		Republic of Uruguay	4.125%	11/20/45	BBB-	25,920
		Total Uruguay				1,821,637
		Venezuela – 1.0%
265		Petroleos de Venezuela SA, Reg S	8.500%	11/02/17	B	221,938
1,915		Petroleos de Venezuela SA, Reg S	6.000%	11/15/26	B	1,038,888
505		Republic of Venezuela, Reg S	11.950%	8/05/31	B	429,250
150		Republic of Venezuela	9.375%	1/13/34	B	110,025
135		Republic of Venezuela, Reg S	5.750%	2/26/16	B+	117,281
175		Republic of Venezuela, Reg S	7.750%	10/13/19	B	133,000
880		Republic of Venezuela, Reg S	9.000%	5/07/23	B	653,400
		Total Venezuela				2,703,782
		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $82,405,144)				84,797,794
		Total Long-Term Investments (cost $310,920,926)				365,087,346

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		SHORT-TERM INVESTMENTS – 7.2% (5.0% of Total Investments)
$ 9,717		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/14, repurchase price $9,717,366, collateralized by $10,155,000 U.S. Treasury Notes, 1.750%, due 10/31/20, value $9,913,819	0.000%	4/01/14		$ 9,717,366
9,353		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/14, repurchase price $9,352,562, collateralized by $10,260,000 U.S. Treasury Notes, 1.625%, due 11/15/22, value $9,541,800	0.000%	4/01/14		9,352,562
$ 19,070		Total Short-Term Investments (cost $19,069,928)				19,069,928
		Total Investments (cost $329,990,854) – 145.4%				384,157,274
		Borrowings – (43.9)% (11), (12)				(116,000,000)
		Other Assets Less Liabilities – (1.5)% (13)				(4,020,452)
		Net Assets Applicable to Common Shares – 100%				$ 264,136,822

Investments in Derivatives as of March 31, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Description	Amount (14)	Date	Price	Value (13)
(1,505)	AuRico Gold Inc.	$(752,500)	6/21/14	$5	$ (26,338)
(146)	CenturyLink Inc.	(452,600)	4/19/14	31	(28,835)
(163)	Vodafone Group PLC	(684,600)	4/19/14	42	(978)
(1,814)	Total Options Written (premiums received $104,922)	$(1,889,700)			$ (56,151)

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
						Appreciation
		Notional Amount	In Exchange For	Notional Amount	Settlement	(Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars) (13)
Bank of America	Euro	1,722,000	U.S. Dollar	2,388,233	6/18/14	$ 16,197
Bank of America	U.S. Dollar	3,305	Mexican Peso	44,000	6/18/14	45
Bank of America	U.S. Dollar	438,379	Turkish Lira	980,000	6/18/14	9,305
HSBC Bank	Brazilian Real	471,000	U.S. Dollar	196,299	6/03/14	(7,940)
HSBC Bank	Euro	45,000	U.S. Dollar	62,377	6/18/14	390
JPMorgan	Russian Ruble	365,000	U.S. Dollar	9,801	6/18/14	(397)
JPMorgan	U.S. Dollar	199,911	Philippine Peso	8,950,000	6/18/14	(242)
JPMorgan	U.S. Dollar	144,181	Russian Ruble	5,376,000	6/18/14	6,035
JPMorgan	U.S. Dollar	403,788	South African Rand	4,370,000	6/18/14	6,354
Morgan Stanley	Brazilian Real	506,000	U.S. Dollar	209,915	6/03/14	(9,501)
Morgan Stanley	U.S. Dollar	442,746	Polish Zloty	1,350,000	6/18/14	1,546
Standard Chartered Bank	Brazilian Real	395,000	U.S. Dollar	164,207	6/03/14	(7,076)
Standard Chartered Bank	Peruvian Nouveau Sol	85,000	U.S. Dollar	29,919	6/18/14	(17)
Standard Chartered Bank	Philippine Peso	8,950,000	U.S. Dollar	198,404	6/18/14	(1,265)
Standard Chartered Bank	U.S. Dollar	127,428	Brazilian Real	305,000	6/03/14	4,828
Standard Chartered Bank	U.S. Dollar	191,871	Colombian Peso	380,000,000	6/18/14	(305)
State Street Bank	Peruvian Nouveau Sol	53,000	U.S. Dollar	18,636	6/18/14	(30)
UBS AG	Brazilian Real	3,611,000	U.S. Dollar	1,506,089	6/03/14	(59,744)
UBS AG	Colombian Peso	313,209,000	U.S. Dollar	152,655	6/18/14	(5,240)
UBS AG	Colombian Peso	313,208,000	U.S. Dollar	152,198	6/18/14	(5,696)
UBS AG	Peruvian Nouveau Sol	32,000	U.S. Dollar	11,240	6/18/14	(30)
UBS AG	Russian Ruble	5,011,000	U.S. Dollar	134,226	6/18/14	(5,791)
UBS AG	South African Rand	2,115,000	U.S. Dollar	192,435	6/18/14	(6,066)
UBS AG	U.S. Dollar	445,590	Malaysian Ringgit	1,470,000	6/18/14	4,215
UBS AG	U.S. Dollar	414,779	Mexican Peso	5,470,000	6/18/14	1,721
						$ (58,704)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (15)	Date	(Depreciation) (13)
JPMorgan	$ 30,450,000	Receive	1-Month USD-LIBOR	1.255%	Monthly	12/01/14	12/01/18	$ 724,336
JPMorgan	30,450,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	1,328,249
Morgan Stanley	19,950,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(639,668)
	$ 80,850,000							$ 1,412,917

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$ 91,817,857	$ 4,664,474	$ –	**	$ 96,482,331
Real Estate Investment Trust (REIT) Common Stocks	100,039,071	–	–		100,039,071
Convertible Preferred Securities	1,019,350	–	–		1,019,350
$25 Par (or similar) Retail Structures	950,679	–	–		950,679
$1,000 Par (or similar) Institutional Structures	–	963,330	–		963,330
Variable Rate Senior Loan Interests	–	80,696,191	–		80,696,191
Corporate Bonds	–	138,600	–		138,600
Emerging Markets Debt and Foreign Corporate Bonds	–	84,797,794	–		84,797,794
Short-Term Investments:
Repurchase Agreements	–	19,069,928	–		19,069,928
Investments in Derivatives:
Options Written	(56,151)	–	–		(56,151)
Forward Foreign Currency Exchange Contracts*	–	(58,704)	–		(58,704)
Interest Rate Swaps*	–	1,412,917	–		1,412,917
Total	$ 193,770,806	$ 191,684,530	$ –	**	$ 385,455,336

* Represents net unrealized appreciation (depreciation).

** Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $335,772,414.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 58,335,533
Depreciation	(9,950,673)
Net unrealized appreciation (depreciation) of investments	$ 48,384,860

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value disclosure purposes, investment classified as Level 3.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investment in derivatives.
(6)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Perpetual security. Maturity date is not applicable.
(8)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(11)	Borrowings as a percentage of Total Investments is 30.2%.
(12)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(13)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(14)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(15)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
WI/DD	Purchased on a when-issued or delayed delivery basis.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
ZAR	South African Rand
USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014